INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Income tax recovery

	Year ended March 31, 2025	Year ended March 31, 2024
	$	$
Net loss	(8,421,179)	(14,094,283)

Expected income tax recovery	(2,189,707)	(3,664,514)
Non-deductible expenses	1,322,198	882,745
Other temporary differences	(988)	(4,160)
Change in valuation allowance	868,497	2,785,929
	—	—

SCHEDULE OF DEFERRED TAX ASSETS

Deferred tax assets

	As at March 31, 2025	As at March 31, 2024
	$	$
Non-capital loss carry forwards	19,078,653	18,211,344
Other temporary differences	3,803	7,963
Valuation allowance	(19,082,456)	(18,219,307)
	—	—